UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: January 31, 2019

*

This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Lifetime®  Income Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.4%
MFS Emerging Markets Debt Fund - Class R6	795,214	$ 11,284,090
MFS Emerging Markets Debt Local Currency Fund - Class R6	844,136	5,706,357
MFS Global Bond Fund - Class R6	3,224,871	28,088,632
MFS Government Securities Fund - Class R6	5,803,387	55,770,547
MFS High Income Fund - Class R6	5,122,960	16,905,768
MFS Inflation-Adjusted Bond Fund - Class R6	5,597,946	55,979,462
MFS Limited Maturity Fund - Class R6	18,872,140	111,345,627
MFS Total Return Bond Fund - Class R6	10,734,761	112,178,250
		$ 397,258,733
International Stock Funds – 5.1%
MFS Blended Research International Equity Fund - Class R6	1,361,330	$ 14,280,353
MFS International Growth Fund - Class R6	90,477	2,840,980
MFS International Value Fund - Class R6	71,806	2,831,302
MFS Research International Fund - Class R6	510,846	8,510,697
		$ 28,463,332
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,105,538	$ 11,222,520
MFS Global Real Estate Fund - Class R6	712,042	11,556,434
		$ 22,778,954
U.S. Stock Funds – 20.3%
MFS Blended Research Core Equity Fund - Class R6	457,189	$ 11,434,288
MFS Blended Research Growth Equity Fund - Class R6	877,571	11,478,624
MFS Blended Research Mid Cap Equity Fund - Class R6	1,574,257	17,190,892
MFS Blended Research Small Cap Equity Fund - Class R6	441,595	5,736,317
MFS Blended Research Value Equity Fund - Class R6	919,271	11,398,957
MFS Growth Fund - Class R6	111,513	11,437,908
MFS Mid Cap Growth Fund - Class R6	475,473	8,587,042
MFS Mid Cap Value Fund - Class R6	390,985	8,558,664
MFS New Discovery Fund - Class R6	104,935	2,865,781
MFS New Discovery Value Fund - Class R6	194,692	2,858,076
MFS Research Fund - Class R6	292,899	11,449,418
MFS Value Fund - Class R6	299,176	11,398,613
		$ 114,394,580
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.47% (v)	1,330,352	$ 1,330,219
Total Investment Companies		$ 564,225,818

Other Assets, Less Liabilities – (0.0)%		(176,342)
Net Assets – 100.0%		$ 564,049,476
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $564,225,818.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$564,225,818	$—	$—	$564,225,818
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	411,203	110,653	(64,667)	457,189
MFS Blended Research Growth Equity Fund	827,994	199,629	(150,052)	877,571
MFS Blended Research International Equity Fund	1,143,454	359,399	(141,523)	1,361,330
MFS Blended Research Mid Cap Equity Fund	1,433,457	364,419	(223,619)	1,574,257
MFS Blended Research Small Cap Equity Fund	431,753	102,622	(92,780)	441,595
MFS Blended Research Value Equity Fund	878,665	174,406	(133,800)	919,271
MFS Commodity Strategy Fund	1,884,479	455,003	(233,944)	2,105,538
MFS Emerging Markets Debt Fund	782,462	84,591	(71,839)	795,214
MFS Emerging Markets Debt Local Currency Fund	784,357	174,989	(115,210)	844,136
MFS Global Bond Fund	3,187,074	282,665	(244,868)	3,224,871
MFS Global Real Estate Fund	750,877	102,469	(141,304)	712,042
MFS Government Securities Fund	5,980,147	372,734	(549,494)	5,803,387
MFS Growth Fund	112,187	22,416	(23,090)	111,513
MFS High Income Fund	5,091,585	378,700	(347,325)	5,122,960
MFS Inflation-Adjusted Bond Fund	5,583,435	415,798	(401,287)	5,597,946
MFS Institutional Money Market Portfolio	1,355,793	38,344,246	(38,369,687)	1,330,352
MFS International Growth Fund	83,826	17,306	(10,655)	90,477
MFS International Value Fund	66,037	12,482	(6,713)	71,806
MFS Limited Maturity Fund	19,332,770	1,060,882	(1,521,512)	18,872,140
MFS Mid Cap Growth Fund	475,078	102,441	(102,046)	475,473
MFS Mid Cap Value Fund	361,024	82,666	(52,705)	390,985
MFS New Discovery Fund	88,631	39,087	(22,783)	104,935
MFS New Discovery Value Fund	183,157	44,306	(32,771)	194,692
MFS Research Fund	267,285	70,261	(44,647)	292,899
MFS Research International Fund	442,055	115,420	(46,629)	510,846
MFS Total Return Bond Fund	10,928,270	666,079	(859,588)	10,734,761
MFS Value Fund	289,212	55,925	(45,961)	299,176
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$105,398	$(873,615)	$733,196	$357,768	$11,434,288
MFS Blended Research Growth Equity Fund	224,025	(413,894)	455,369	282,872	11,478,624
MFS Blended Research International Equity Fund	(100,061)	(2,083,440)	470,885	383,885	14,280,353
MFS Blended Research Mid Cap Equity Fund	62,771	(1,004,462)	779,830	393,148	17,190,892
MFS Blended Research Small Cap Equity Fund	143,534	(48,433)	94,778	197,761	5,736,317
MFS Blended Research Value Equity Fund	98,621	(365,084)	149,959	339,927	11,398,957
MFS Commodity Strategy Fund	(162,403)	(1,196,207)	—	348,051	11,222,520
MFS Emerging Markets Debt Fund	(60,611)	(165,193)	—	413,590	11,284,090
MFS Emerging Markets Debt Local Currency Fund	(183,021)	(140,835)	—	222,748	5,706,357
MFS Global Bond Fund	(274,490)	(230,513)	—	517,448	28,088,632
MFS Global Real Estate Fund	67,167	687,384	40,061	285,820	11,556,434
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(412,730)	$1,031,504	$—	$1,138,364	$55,770,547
MFS Growth Fund	615,484	(274,767)	387,429	30,537	11,437,908
MFS High Income Fund	(61,166)	(187,789)	—	665,394	16,905,768
MFS Inflation-Adjusted Bond Fund	(245,031)	(843,650)	—	1,417,682	55,979,462
MFS Institutional Money Market Portfolio	(972)	(59)	—	19,791	1,330,219
MFS International Growth Fund	20,769	(222,980)	59,678	47,257	2,840,980
MFS International Value Fund	9,702	(229,748)	76,866	45,521	2,831,302
MFS Limited Maturity Fund	(311,763)	679,063	—	2,108,113	111,345,627
MFS Mid Cap Growth Fund	518,507	(235,948)	321,948	—	8,587,042
MFS Mid Cap Value Fund	132,858	(630,734)	273,237	195,649	8,558,664
MFS New Discovery Fund	125,543	(431,940)	311,664	158,536	2,865,781
MFS New Discovery Value Fund	63,248	(159,005)	91,096	98,685	2,858,076
MFS Research Fund	355,388	(1,006,028)	1,003,732	185,135	11,449,418
MFS Research International Fund	(29,089)	(1,112,514)	61,431	373,682	8,510,697
MFS Total Return Bond Fund	(560,665)	1,146,723	—	2,623,489	112,178,250
MFS Value Fund	39,957	(110,922)	144,226	186,574	11,398,613
	$180,970	$(8,423,086)	$5,455,385	$13,037,427	$564,225,818

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2020 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 66.3%
MFS Emerging Markets Debt Fund - Class R6	595,526	$ 8,450,515
MFS Emerging Markets Debt Local Currency Fund - Class R6	724,256	4,895,968
MFS Global Bond Fund - Class R6	2,042,980	17,794,358
MFS Government Securities Fund - Class R6	3,660,786	35,180,152
MFS High Income Fund - Class R6	4,028,562	13,294,255
MFS Inflation-Adjusted Bond Fund - Class R6	3,536,968	35,369,686
MFS Limited Maturity Fund - Class R6	9,882,177	58,304,842
MFS Total Return Bond Fund - Class R6	6,199,821	64,788,126
		$ 238,077,902
International Stock Funds – 6.2%
MFS Blended Research International Equity Fund - Class R6	1,057,548	$ 11,093,675
MFS International Growth Fund - Class R6	77,998	2,449,147
MFS International Value Fund - Class R6	61,643	2,430,592
MFS Research International Fund - Class R6	365,892	6,095,753
		$ 22,069,167
Specialty Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	1,350,892	$ 7,200,254
MFS Global Real Estate Fund - Class R6	460,421	7,472,645
		$ 14,672,899
U.S. Stock Funds – 23.4%
MFS Blended Research Core Equity Fund - Class R6	345,383	$ 8,638,021
MFS Blended Research Growth Equity Fund - Class R6	663,697	8,681,157
MFS Blended Research Mid Cap Equity Fund - Class R6	1,137,747	12,424,198
MFS Blended Research Small Cap Equity Fund - Class R6	287,008	3,728,241
MFS Blended Research Value Equity Fund - Class R6	695,287	8,621,560
MFS Growth Fund - Class R6	84,279	8,644,456
MFS Mid Cap Growth Fund - Class R6	342,564	6,186,701
MFS Mid Cap Value Fund - Class R6	281,975	6,172,428
MFS New Discovery Fund - Class R6	68,039	1,858,148
MFS New Discovery Value Fund - Class R6	126,424	1,855,904
MFS Research Fund - Class R6	221,395	8,654,343
MFS Value Fund - Class R6	225,798	8,602,900
		$ 84,068,057
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.47% (v)	75,864	$ 75,857
Total Investment Companies		$ 358,963,882

Other Assets, Less Liabilities – (0.0)%		(73,748)
Net Assets – 100.0%		$ 358,890,134
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $358,963,882.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$358,963,882	$—	$—	$358,963,882
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	324,457	96,808	(75,882)	345,383
MFS Blended Research Growth Equity Fund	655,703	184,754	(176,760)	663,697
MFS Blended Research International Equity Fund	938,058	320,127	(200,637)	1,057,548
MFS Blended Research Mid Cap Equity Fund	1,061,726	305,648	(229,627)	1,137,747
MFS Blended Research Small Cap Equity Fund	274,018	80,496	(67,506)	287,008
MFS Blended Research Value Equity Fund	692,480	151,663	(148,856)	695,287
MFS Commodity Strategy Fund	1,188,669	379,325	(217,102)	1,350,892
MFS Emerging Markets Debt Fund	617,120	83,040	(104,634)	595,526
MFS Emerging Markets Debt Local Currency Fund	740,600	167,986	(184,330)	724,256
MFS Global Bond Fund	2,022,648	258,195	(237,863)	2,042,980
MFS Global Real Estate Fund	477,295	85,202	(102,076)	460,421
MFS Government Securities Fund	3,789,738	394,030	(522,982)	3,660,786
MFS Growth Fund	88,699	20,852	(25,272)	84,279
MFS High Income Fund	4,278,764	511,233	(761,435)	4,028,562
MFS Inflation-Adjusted Bond Fund	3,544,324	407,333	(414,689)	3,536,968
MFS Institutional Money Market Portfolio	102,405	5,608,655	(5,635,196)	75,864
MFS International Growth Fund	79,333	17,430	(18,765)	77,998
MFS International Value Fund	62,362	12,199	(12,918)	61,643
MFS Limited Maturity Fund	9,260,282	1,355,996	(734,101)	9,882,177
MFS Mid Cap Growth Fund	351,639	85,016	(94,091)	342,564
MFS Mid Cap Value Fund	265,586	67,180	(50,791)	281,975
MFS New Discovery Fund	56,184	28,531	(16,676)	68,039
MFS New Discovery Value Fund	115,985	34,453	(24,014)	126,424
MFS Research Fund	211,154	59,474	(49,233)	221,395
MFS Research International Fund	326,278	100,963	(61,349)	365,892
MFS Total Return Bond Fund	6,079,323	725,082	(604,584)	6,199,821
MFS Value Fund	229,286	46,274	(49,762)	225,798
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$154,032	$(744,754)	$566,736	$276,542	$8,638,021
MFS Blended Research Growth Equity Fund	313,530	(451,017)	353,328	219,485	8,681,157
MFS Blended Research International Equity Fund	(18,807)	(1,709,768)	373,691	304,648	11,093,675
MFS Blended Research Mid Cap Equity Fund	112,504	(786,320)	570,265	287,496	12,424,198
MFS Blended Research Small Cap Equity Fund	89,971	(40,910)	62,623	130,669	3,728,241
MFS Blended Research Value Equity Fund	143,102	(353,878)	115,835	262,576	8,621,560
MFS Commodity Strategy Fund	(82,108)	(770,975)	—	221,277	7,200,254
MFS Emerging Markets Debt Fund	(77,774)	(103,307)	—	314,634	8,450,515
MFS Emerging Markets Debt Local Currency Fund	(242,139)	(82,754)	—	199,301	4,895,968
MFS Global Bond Fund	(239,505)	(79,386)	—	326,233	17,794,358
MFS Global Real Estate Fund	35,921	446,904	25,366	180,977	7,472,645
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(353,808)	$735,073	$—	$717,001	$35,180,152
MFS Growth Fund	832,792	(563,542)	283,083	39,406	8,644,456
MFS High Income Fund	(143,603)	(52,313)	—	535,782	13,294,255
MFS Inflation-Adjusted Bond Fund	(197,008)	(489,621)	—	893,146	35,369,686
MFS Institutional Money Market Portfolio	29	—	—	1,482	75,857
MFS International Growth Fund	138,553	(315,960)	52,886	41,879	2,449,147
MFS International Value Fund	139,140	(332,063)	67,694	40,089	2,430,592
MFS Limited Maturity Fund	(128,024)	323,506	—	1,056,420	58,304,842
MFS Mid Cap Growth Fund	571,190	(369,296)	—	238,281	6,186,701
MFS Mid Cap Value Fund	227,752	(594,256)	201,447	144,244	6,172,428
MFS New Discovery Fund	118,543	(329,688)	207,026	105,309	1,858,148
MFS New Discovery Value Fund	38,878	(102,116)	38,399	84,336	1,855,904
MFS Research Fund	536,682	(1,033,867)	772,839	142,547	8,654,343
MFS Research International Fund	29,757	(850,524)	45,030	273,914	6,095,753
MFS Total Return Bond Fund	(300,094)	650,442	—	1,482,725	64,788,126
MFS Value Fund	256,050	(317,421)	111,593	143,741	8,602,900
	$1,955,556	$(8,317,811)	$3,847,841	$8,664,140	$358,963,882

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 52.4%
MFS Emerging Markets Debt Fund - Class R6	576,637	$ 8,182,481
MFS Emerging Markets Debt Local Currency Fund - Class R6	816,819	5,521,697
MFS Global Bond Fund - Class R6	1,554,678	13,541,245
MFS Government Securities Fund - Class R6	2,801,591	26,923,292
MFS High Income Fund - Class R6	4,129,213	13,626,403
MFS Inflation-Adjusted Bond Fund - Class R6	2,427,254	24,272,540
MFS Limited Maturity Fund - Class R6	3,006,363	17,737,539
MFS Total Return Bond Fund - Class R6	3,265,997	34,129,664
		$ 143,934,861
International Stock Funds – 9.8%
MFS Blended Research International Equity Fund - Class R6	1,238,507	$ 12,991,942
MFS International Growth Fund - Class R6	102,577	3,220,915
MFS International New Discovery Fund - Class R6	29,122	930,739
MFS International Value Fund - Class R6	81,207	3,201,995
MFS Research International Fund - Class R6	386,360	6,436,760
		$ 26,782,351
Specialty Funds – 4.7%
MFS Commodity Strategy Fund - Class R6	1,193,472	$ 6,361,204
MFS Global Real Estate Fund - Class R6	405,464	6,580,684
		$ 12,941,888
U.S. Stock Funds – 32.8%
MFS Blended Research Core Equity Fund - Class R6	370,873	$ 9,275,530
MFS Blended Research Growth Equity Fund - Class R6	712,777	9,323,126
MFS Blended Research Mid Cap Equity Fund - Class R6	1,282,098	14,000,508
MFS Blended Research Small Cap Equity Fund - Class R6	251,696	3,269,528
MFS Blended Research Value Equity Fund - Class R6	745,633	9,245,852
MFS Growth Fund - Class R6	90,513	9,283,962
MFS Mid Cap Growth Fund - Class R6	386,459	6,979,453
MFS Mid Cap Value Fund - Class R6	317,743	6,955,386
MFS New Discovery Fund - Class R6	59,696	1,630,313
MFS New Discovery Value Fund - Class R6	110,794	1,626,456
MFS Research Fund - Class R6	237,562	9,286,296
MFS Value Fund - Class R6	242,312	9,232,082
		$ 90,108,492
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.47% (v)	777,086	$ 777,009
Total Investment Companies		$ 274,544,601

Other Assets, Less Liabilities – (0.0)%		(104,628)
Net Assets – 100.0%		$ 274,439,973
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $274,544,601.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$274,544,601	$—	$—	$274,544,601
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	299,897	107,625	(36,649)	370,873
MFS Blended Research Growth Equity Fund	603,882	192,571	(83,676)	712,777
MFS Blended Research International Equity Fund	949,037	420,440	(130,970)	1,238,507
MFS Blended Research Mid Cap Equity Fund	1,092,526	355,063	(165,491)	1,282,098
MFS Blended Research Small Cap Equity Fund	224,945	69,652	(42,901)	251,696
MFS Blended Research Value Equity Fund	639,869	178,770	(73,006)	745,633
MFS Commodity Strategy Fund	981,496	360,494	(148,518)	1,193,472
MFS Emerging Markets Debt Fund	488,392	140,465	(52,220)	576,637
MFS Emerging Markets Debt Local Currency Fund	653,540	263,567	(100,288)	816,819
MFS Global Bond Fund	1,327,248	380,590	(153,160)	1,554,678
MFS Global Real Estate Fund	389,577	81,704	(65,817)	405,464
MFS Government Securities Fund	2,488,389	624,266	(311,064)	2,801,591
MFS Growth Fund	81,852	21,572	(12,911)	90,513
MFS High Income Fund	3,528,895	860,032	(259,714)	4,129,213
MFS Inflation-Adjusted Bond Fund	1,983,490	631,973	(188,209)	2,427,254
MFS Institutional Money Market Portfolio	591,359	9,363,147	(9,177,420)	777,086
MFS International Growth Fund	87,030	25,964	(10,417)	102,577
MFS International New Discovery Fund	31,637	5,416	(7,931)	29,122
MFS International Value Fund	68,317	19,376	(6,486)	81,207
MFS Limited Maturity Fund	2,061,077	1,064,335	(119,049)	3,006,363
MFS Mid Cap Growth Fund	362,264	93,888	(69,693)	386,459
MFS Mid Cap Value Fund	274,888	77,300	(34,445)	317,743
MFS New Discovery Fund	46,269	24,398	(10,971)	59,696
MFS New Discovery Value Fund	95,271	30,744	(15,221)	110,794
MFS Research Fund	194,568	65,981	(22,987)	237,562
MFS Research International Fund	306,071	114,125	(33,836)	386,360
MFS Total Return Bond Fund	2,634,355	861,464	(229,822)	3,265,997
MFS Value Fund	210,915	57,465	(26,068)	242,312
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(30,374)	$(673,615)	$600,955	$293,240	$9,275,530
MFS Blended Research Growth Equity Fund	(14,208)	(241,159)	373,312	231,899	9,323,126
MFS Blended Research International Equity Fund	(128,733)	(1,784,490)	428,561	349,381	12,991,942
MFS Blended Research Mid Cap Equity Fund	(88,204)	(749,426)	641,901	323,612	14,000,508
MFS Blended Research Small Cap Equity Fund	18,814	(5,069)	55,061	114,889	3,269,528
MFS Blended Research Value Equity Fund	(17,651)	(247,202)	122,755	278,261	9,245,852
MFS Commodity Strategy Fund	(33,492)	(694,924)	—	195,505	6,361,204
MFS Emerging Markets Debt Fund	(64,575)	(54,727)	—	280,075	8,182,481
MFS Emerging Markets Debt Local Currency Fund	(95,130)	(141,588)	—	200,870	5,521,697
MFS Global Bond Fund	(79,255)	(111,060)	—	233,349	13,541,245
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Real Estate Fund	$(5,253)	$404,657	$22,328	$159,302	$6,580,684
MFS Government Securities Fund	(206,383)	501,248	—	511,575	26,923,292
MFS Growth Fund	88,725	88,568	314,140	22,735	9,283,962
MFS High Income Fund	(53,183)	(122,137)	—	500,272	13,626,403
MFS Inflation-Adjusted Bond Fund	(94,017)	(322,372)	—	564,580	24,272,540
MFS Institutional Money Market Portfolio	(7)	(58)	—	12,085	777,009
MFS International Growth Fund	(10,482)	(220,975)	67,686	53,599	3,220,915
MFS International New Discovery Fund	26,597	(156,717)	47,624	11,569	930,739
MFS International Value Fund	(6,682)	(244,877)	86,769	51,385	3,201,995
MFS Limited Maturity Fund	(12,992)	72,316	—	281,290	17,737,539
MFS Mid Cap Growth Fund	120,463	33,236	266,220	—	6,979,453
MFS Mid Cap Value Fund	(34,794)	(406,614)	225,310	161,331	6,955,386
MFS New Discovery Fund	14,161	(209,269)	177,682	90,382	1,630,313
MFS New Discovery Value Fund	(8,053)	(56,947)	50,775	55,315	1,626,456
MFS Research Fund	(23,782)	(580,317)	814,781	150,284	9,286,296
MFS Research International Fund	(34,299)	(808,735)	46,035	280,026	6,436,760
MFS Total Return Bond Fund	(120,139)	327,484	—	717,193	34,129,664
MFS Value Fund	(16,869)	(89,840)	118,088	146,381	9,232,082
	$(909,797)	$(6,494,609)	$4,459,983	$6,270,385	$274,544,601

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2030 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 32.1%
MFS Emerging Markets Debt Fund - Class R6	1,229,083	$ 17,440,695
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,747,620	11,813,910
MFS Global Bond Fund - Class R6	2,611,313	22,744,538
MFS Government Securities Fund - Class R6	3,874,985	37,238,606
MFS High Income Fund - Class R6	8,799,429	29,038,115
MFS Inflation-Adjusted Bond Fund - Class R6	3,605,301	36,053,007
MFS Total Return Bond Fund - Class R6	3,434,862	35,894,309
		$ 190,223,180
International Stock Funds – 15.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	82,167	$ 1,057,486
MFS Blended Research International Equity Fund - Class R6	3,921,638	41,137,983
MFS Emerging Markets Equity Fund - Class R6	30,333	1,055,601
MFS International Growth Fund - Class R6	346,718	10,886,937
MFS International New Discovery Fund - Class R6	247,813	7,920,118
MFS International Value Fund - Class R6	273,182	10,771,561
MFS Research International Fund - Class R6	1,124,433	18,733,053
		$ 91,562,739
Specialty Funds – 6.7%
MFS Commodity Strategy Fund - Class R6	3,647,505	$ 19,441,200
MFS Global Real Estate Fund - Class R6	1,264,855	20,528,600
		$ 39,969,800
U.S. Stock Funds – 45.5%
MFS Blended Research Core Equity Fund - Class R6	957,294	$ 23,941,924
MFS Blended Research Growth Equity Fund - Class R6	2,082,147	27,234,478
MFS Blended Research Mid Cap Equity Fund - Class R6	4,297,448	46,928,134
MFS Blended Research Small Cap Equity Fund - Class R6	787,129	10,224,809
MFS Blended Research Value Equity Fund - Class R6	2,180,371	27,036,603
MFS Growth Fund - Class R6	263,760	27,053,833
MFS Mid Cap Growth Fund - Class R6	1,287,302	23,248,668
MFS Mid Cap Value Fund - Class R6	1,060,095	23,205,484
MFS New Discovery Fund - Class R6	186,387	5,090,241
MFS New Discovery Value Fund - Class R6	347,161	5,096,316
MFS Research Fund - Class R6	613,903	23,997,463
MFS Value Fund - Class R6	706,374	26,912,861
		$ 269,970,814
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.47% (v)	830,747	$ 830,664
Total Investment Companies		$ 592,557,197

Other Assets, Less Liabilities – 0.1%		827,734
Net Assets – 100.0%		$ 593,384,931
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $592,557,197.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$592,557,197	$—	$—	$592,557,197
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	822,454	200,089	(65,249)	957,294
MFS Blended Research Emerging Markets Equity Fund	92,993	14,620	(25,446)	82,167
MFS Blended Research Growth Equity Fund	1,961,926	358,196	(237,975)	2,082,147
MFS Blended Research International Equity Fund	3,296,983	968,271	(343,616)	3,921,638
MFS Blended Research Mid Cap Equity Fund	3,817,196	752,704	(272,452)	4,297,448
MFS Blended Research Small Cap Equity Fund	754,803	132,553	(100,227)	787,129
MFS Blended Research Value Equity Fund	2,076,967	307,132	(203,728)	2,180,371
MFS Commodity Strategy Fund	3,288,415	856,011	(496,921)	3,647,505
MFS Emerging Markets Debt Fund	1,165,748	218,477	(155,142)	1,229,083
MFS Emerging Markets Debt Local Currency Fund	1,557,298	476,930	(286,608)	1,747,620
MFS Emerging Markets Equity Fund	37,017	3,239	(9,923)	30,333
MFS Global Bond Fund	2,237,064	542,299	(168,050)	2,611,313
MFS Global Real Estate Fund	1,306,843	144,424	(186,412)	1,264,855
MFS Government Securities Fund	3,033,840	998,694	(157,549)	3,874,985
MFS Growth Fund	266,441	34,350	(37,031)	263,760
MFS High Income Fund	8,442,799	1,184,518	(827,888)	8,799,429
MFS Inflation-Adjusted Bond Fund	3,339,815	590,219	(324,733)	3,605,301
MFS Institutional Money Market Portfolio	823,651	12,170,979	(12,163,883)	830,747
MFS International Growth Fund	334,347	53,666	(41,295)	346,718
MFS International New Discovery Fund	230,433	43,348	(25,968)	247,813
MFS International Value Fund	261,519	38,597	(26,934)	273,182
MFS Mid Cap Growth Fund	1,264,445	175,610	(152,753)	1,287,302
MFS Mid Cap Value Fund	959,374	173,544	(72,823)	1,060,095
MFS New Discovery Fund	155,215	55,164	(23,992)	186,387
MFS New Discovery Value Fund	319,411	62,659	(34,909)	347,161
MFS Research Fund	534,039	119,954	(40,090)	613,903
MFS Research International Fund	955,767	240,781	(72,115)	1,124,433
MFS Total Return Bond Fund	3,013,228	653,687	(232,053)	3,434,862
MFS Value Fund	684,379	93,572	(71,577)	706,374
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$43,242	$(1,855,502)	$1,552,945	$757,770	$23,941,924
MFS Blended Research Emerging Markets Equity Fund	22,013	(208,474)	22,091	30,101	1,057,486
MFS Blended Research Growth Equity Fund	428,608	(1,102,298)	1,099,680	683,114	27,234,478
MFS Blended Research International Equity Fund	(173,955)	(6,281,569)	1,364,489	1,112,387	41,137,983
MFS Blended Research Mid Cap Equity Fund	(15,552)	(2,811,985)	2,119,033	1,068,300	46,928,134
MFS Blended Research Small Cap Equity Fund	209,608	(128,454)	169,759	354,217	10,224,809
MFS Blended Research Value Equity Fund	114,283	(899,506)	359,876	815,769	27,036,603
MFS Commodity Strategy Fund	(591,657)	(1,795,044)	—	610,563	19,441,200
MFS Emerging Markets Debt Fund	(181,576)	(160,668)	—	636,198	17,440,695
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Local Currency Fund	$(470,171)	$(171,133)	$—	$457,581	$11,813,910
MFS Emerging Markets Equity Fund	80,485	(189,051)	—	9,113	1,055,601
MFS Global Bond Fund	(115,006)	(215,752)	—	398,246	22,744,538
MFS Global Real Estate Fund	52,879	1,219,964	69,530	496,069	20,528,600
MFS Government Securities Fund	(112,468)	549,306	—	679,693	37,238,606
MFS Growth Fund	1,105,881	(515,574)	931,306	72,958	27,053,833
MFS High Income Fund	(210,421)	(237,760)	—	1,136,918	29,038,115
MFS Inflation-Adjusted Bond Fund	(185,768)	(510,326)	—	899,118	36,053,007
MFS Institutional Money Market Portfolio	58	(59)	—	12,105	830,664
MFS International Growth Fund	114,380	(955,148)	233,304	184,746	10,886,937
MFS International New Discovery Fund	22,498	(1,055,869)	390,480	94,857	7,920,118
MFS International Value Fund	90,335	(989,477)	299,361	177,286	10,771,561
MFS Mid Cap Growth Fund	956,891	(401,220)	883,270	—	23,248,668
MFS Mid Cap Value Fund	97,997	(1,579,863)	744,132	532,829	23,205,484
MFS New Discovery Fund	190,911	(796,370)	559,437	284,572	5,090,241
MFS New Discovery Value Fund	66,418	(261,991)	160,394	174,012	5,096,316
MFS Research Fund	63,255	(1,625,889)	2,117,518	390,569	23,997,463
MFS Research International Fund	(17,928)	(2,560,177)	136,801	832,158	18,733,053
MFS Total Return Bond Fund	(141,561)	344,552	—	796,601	35,894,309
MFS Value Fund	30,259	(349,218)	346,173	446,871	26,912,861
	$1,473,938	$(25,544,555)	$13,559,579	$14,144,721	$592,557,197

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2035 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 17.2%
MFS Emerging Markets Debt Fund - Class R6	450,848	$ 6,397,536
MFS Emerging Markets Debt Local Currency Fund - Class R6	635,368	4,295,087
MFS Global Bond Fund - Class R6	487,951	4,250,050
MFS High Income Fund - Class R6	3,227,823	10,651,818
MFS Inflation-Adjusted Bond Fund - Class R6	1,169,210	11,692,104
MFS Total Return Bond Fund - Class R6	712,425	7,444,837
		$ 44,731,432
International Stock Funds – 21.2%
MFS Blended Research Emerging Markets Equity Fund - Class R6	119,678	$ 1,540,259
MFS Blended Research International Equity Fund - Class R6	2,202,143	23,100,478
MFS Emerging Markets Equity Fund - Class R6	43,968	1,530,078
MFS International Growth Fund - Class R6	218,880	6,872,833
MFS International New Discovery Fund - Class R6	187,827	6,002,942
MFS International Value Fund - Class R6	173,706	6,849,249
MFS Research International Fund - Class R6	553,584	9,222,704
		$ 55,118,543
Specialty Funds – 8.4%
MFS Commodity Strategy Fund - Class R6	1,998,520	$ 10,652,116
MFS Global Real Estate Fund - Class R6	679,534	11,028,833
		$ 21,680,949
U.S. Stock Funds – 53.1%
MFS Blended Research Core Equity Fund - Class R6	414,296	$ 10,361,541
MFS Blended Research Growth Equity Fund - Class R6	1,113,671	14,566,823
MFS Blended Research Mid Cap Equity Fund - Class R6	2,213,265	24,168,851
MFS Blended Research Small Cap Equity Fund - Class R6	424,329	5,512,030
MFS Blended Research Value Equity Fund - Class R6	1,165,257	14,449,194
MFS Growth Fund - Class R6	141,176	14,480,422
MFS Mid Cap Growth Fund - Class R6	664,006	11,991,949
MFS Mid Cap Value Fund - Class R6	545,227	11,935,014
MFS New Discovery Fund - Class R6	100,523	2,745,271
MFS New Discovery Value Fund - Class R6	186,844	2,742,877
MFS Research Fund - Class R6	265,544	10,380,104
MFS Value Fund - Class R6	378,928	14,437,142
		$ 137,771,218
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.47% (v)	385,849	$ 385,810
Total Investment Companies		$ 259,687,952

Other Assets, Less Liabilities – (0.0)%		(83,458)
Net Assets – 100.0%		$ 259,604,494
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $259,687,952.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$259,687,952	$—	$—	$259,687,952
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	327,942	112,214	(25,860)	414,296
MFS Blended Research Emerging Markets Equity Fund	94,792	40,737	(15,851)	119,678
MFS Blended Research Growth Equity Fund	931,476	251,738	(69,543)	1,113,671
MFS Blended Research International Equity Fund	1,665,331	707,104	(170,292)	2,202,143
MFS Blended Research Mid Cap Equity Fund	1,769,573	546,244	(102,552)	2,213,265
MFS Blended Research Small Cap Equity Fund	365,312	92,830	(33,813)	424,329
MFS Blended Research Value Equity Fund	984,856	247,883	(67,482)	1,165,257
MFS Commodity Strategy Fund	1,591,571	681,454	(274,505)	1,998,520
MFS Emerging Markets Debt Fund	356,048	143,658	(48,858)	450,848
MFS Emerging Markets Debt Local Currency Fund	478,086	241,961	(84,679)	635,368
MFS Emerging Markets Equity Fund	37,728	11,988	(5,748)	43,968
MFS Global Bond Fund	387,239	155,261	(54,549)	487,951
MFS Global Real Estate Fund	638,223	140,626	(99,315)	679,534
MFS Growth Fund	125,681	25,852	(10,357)	141,176
MFS High Income Fund	2,570,560	952,054	(294,791)	3,227,823
MFS Inflation-Adjusted Bond Fund	982,583	334,859	(148,232)	1,169,210
MFS Institutional Money Market Portfolio	574,698	6,070,024	(6,258,873)	385,849
MFS International Growth Fund	184,046	53,479	(18,645)	218,880
MFS International New Discovery Fund	154,298	49,291	(15,762)	187,827
MFS International Value Fund	144,941	41,407	(12,642)	173,706
MFS Mid Cap Growth Fund	586,510	129,557	(52,061)	664,006
MFS Mid Cap Value Fund	442,901	125,165	(22,839)	545,227
MFS New Discovery Fund	74,877	34,840	(9,194)	100,523
MFS New Discovery Value Fund	154,744	42,901	(10,801)	186,844
MFS Research Fund	213,367	64,603	(12,426)	265,544
MFS Research International Fund	426,337	160,056	(32,809)	553,584
MFS Total Return Bond Fund	630,135	185,654	(103,364)	712,425
MFS Value Fund	326,238	80,042	(27,352)	378,928
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(47,602)	$(745,941)	$659,331	$321,725	$10,361,541
MFS Blended Research Emerging Markets Equity Fund	(24,211)	(181,997)	30,382	41,399	1,540,259
MFS Blended Research Growth Equity Fund	(37,189)	(383,704)	572,339	355,534	14,566,823
MFS Blended Research International Equity Fund	(206,905)	(3,267,835)	753,321	614,138	23,100,478
MFS Blended Research Mid Cap Equity Fund	(100,833)	(1,383,427)	1,069,084	538,973	24,168,851
MFS Blended Research Small Cap Equity Fund	(2,577)	4,026	89,998	187,787	5,512,030
MFS Blended Research Value Equity Fund	(13,538)	(416,453)	188,143	426,482	14,449,194
MFS Commodity Strategy Fund	(79,296)	(1,138,319)	—	324,017	10,652,116
MFS Emerging Markets Debt Fund	(60,414)	(26,137)	—	212,995	6,397,536
MFS Emerging Markets Debt Local Currency Fund	(81,323)	(88,063)	—	152,722	4,295,087
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(19,071)	$(91,672)	$—	$12,473	$1,530,078
MFS Global Bond Fund	(27,661)	(29,778)	—	71,028	4,250,050
MFS Global Real Estate Fund	(37,072)	684,905	36,900	263,315	11,028,833
MFS Growth Fund	(8,573)	241,969	481,930	35,824	14,480,422
MFS High Income Fund	(57,407)	(79,303)	—	380,373	10,651,818
MFS Inflation-Adjusted Bond Fund	(72,686)	(142,402)	—	275,315	11,692,104
MFS Institutional Money Market Portfolio	(72)	(26)	—	5,817	385,810
MFS International Growth Fund	(30,324)	(483,862)	142,598	112,919	6,872,833
MFS International New Discovery Fund	(47,144)	(706,439)	288,514	70,087	6,002,942
MFS International Value Fund	(28,153)	(521,998)	182,957	108,349	6,849,249
MFS Mid Cap Growth Fund	(19,056)	230,042	441,221	—	11,991,949
MFS Mid Cap Value Fund	(32,485)	(735,379)	374,108	267,877	11,935,014
MFS New Discovery Fund	10	(335,483)	293,306	149,197	2,745,271
MFS New Discovery Value Fund	(6,778)	(111,304)	83,931	91,214	2,742,877
MFS Research Fund	(16,636)	(659,275)	892,767	164,668	10,380,104
MFS Research International Fund	(48,594)	(1,181,629)	65,849	400,555	9,222,704
MFS Total Return Bond Fund	(51,941)	87,515	—	164,036	7,444,837
MFS Value Fund	(22,095)	(160,060)	180,359	228,980	14,437,142
	$(1,179,626)	$(11,622,029)	$6,827,038	$5,977,799	$259,687,952

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2040 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 9.9%
MFS Emerging Markets Debt Fund - Class R6	305,609	$ 4,336,595
MFS Emerging Markets Debt Local Currency Fund - Class R6	431,695	2,918,256
MFS Global Bond Fund - Class R6	330,882	2,881,982
MFS High Income Fund - Class R6	2,187,533	7,218,858
MFS Inflation-Adjusted Bond Fund - Class R6	1,446,054	14,460,543
MFS Total Return Bond Fund - Class R6	1,107,485	11,573,219
		$ 43,389,453
International Stock Funds – 25.2%
MFS Blended Research Emerging Markets Equity Fund - Class R6	289,884	$ 3,730,801
MFS Blended Research International Equity Fund - Class R6	4,261,732	44,705,568
MFS Emerging Markets Equity Fund - Class R6	106,175	3,694,904
MFS International Growth Fund - Class R6	441,579	13,865,576
MFS International New Discovery Fund - Class R6	455,338	14,552,595
MFS International Value Fund - Class R6	350,405	13,816,479
MFS Research International Fund - Class R6	1,005,682	16,754,664
		$ 111,120,587
Specialty Funds – 9.4%
MFS Commodity Strategy Fund - Class R6	3,796,857	$ 20,237,246
MFS Global Real Estate Fund - Class R6	1,291,102	20,954,588
		$ 41,191,834
U.S. Stock Funds – 55.5%
MFS Blended Research Core Equity Fund - Class R6	703,834	$ 17,602,880
MFS Blended Research Growth Equity Fund - Class R6	1,973,029	25,807,221
MFS Blended Research Mid Cap Equity Fund - Class R6	3,927,844	42,892,063
MFS Blended Research Small Cap Equity Fund - Class R6	797,566	10,360,386
MFS Blended Research Value Equity Fund - Class R6	2,066,633	25,626,253
MFS Growth Fund - Class R6	250,582	25,702,171
MFS Mid Cap Growth Fund - Class R6	1,184,414	21,390,510
MFS Mid Cap Value Fund - Class R6	972,778	21,294,102
MFS New Discovery Fund - Class R6	189,408	5,172,736
MFS New Discovery Value Fund - Class R6	352,033	5,167,851
MFS Research Fund - Class R6	451,301	17,641,347
MFS Value Fund - Class R6	672,352	25,616,613
		$ 244,274,133
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.47% (v)	93,136	$ 93,127
Total Investment Companies		$ 440,069,134

Other Assets, Less Liabilities – (0.0)%		(108,928)
Net Assets – 100.0%		$ 439,960,206
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $440,069,134.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$440,069,134	$—	$—	$440,069,134
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	621,458	130,636	(48,260)	703,834
MFS Blended Research Emerging Markets Equity Fund	251,297	72,654	(34,067)	289,884
MFS Blended Research Growth Equity Fund	1,840,047	315,887	(182,905)	1,973,029
MFS Blended Research International Equity Fund	3,579,344	960,480	(278,092)	4,261,732
MFS Blended Research Mid Cap Equity Fund	3,529,760	641,313	(243,229)	3,927,844
MFS Blended Research Small Cap Equity Fund	773,341	122,911	(98,686)	797,566
MFS Blended Research Value Equity Fund	1,947,078	281,808	(162,253)	2,066,633
MFS Commodity Strategy Fund	3,362,737	872,050	(437,930)	3,796,857
MFS Emerging Markets Debt Fund	227,954	94,006	(16,351)	305,609
MFS Emerging Markets Debt Local Currency Fund	304,753	158,442	(31,500)	431,695
MFS Emerging Markets Equity Fund	99,839	18,642	(12,306)	106,175
MFS Global Bond Fund	247,770	104,057	(20,945)	330,882
MFS Global Real Estate Fund	1,357,073	159,863	(225,834)	1,291,102
MFS Growth Fund	248,301	31,729	(29,448)	250,582
MFS High Income Fund	1,644,753	610,885	(68,105)	2,187,533
MFS Inflation-Adjusted Bond Fund	1,327,564	314,275	(195,785)	1,446,054
MFS Institutional Money Market Portfolio	117,304	5,120,851	(5,145,019)	93,136
MFS International Growth Fund	411,246	64,899	(34,566)	441,579
MFS International New Discovery Fund	408,599	82,637	(35,898)	455,338
MFS International Value Fund	323,268	52,114	(24,977)	350,405
MFS Mid Cap Growth Fund	1,168,014	157,898	(141,498)	1,184,414
MFS Mid Cap Value Fund	883,860	148,352	(59,434)	972,778
MFS New Discovery Fund	158,636	55,759	(24,987)	189,408
MFS New Discovery Value Fund	327,355	56,074	(31,396)	352,033
MFS Research Fund	404,129	79,257	(32,085)	451,301
MFS Research International Fund	862,168	184,266	(40,752)	1,005,682
MFS Total Return Bond Fund	1,086,024	205,260	(183,799)	1,107,485
MFS Value Fund	644,286	86,125	(58,059)	672,352
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$33,948	$(1,356,123)	$1,139,112	$555,927	$17,602,880
MFS Blended Research Emerging Markets Equity Fund	(44,156)	(489,299)	74,857	101,999	3,730,801
MFS Blended Research Growth Equity Fund	139,198	(792,642)	1,034,835	642,833	25,807,221
MFS Blended Research International Equity Fund	(256,882)	(6,842,718)	1,483,848	1,209,694	44,705,568
MFS Blended Research Mid Cap Equity Fund	(89,665)	(2,582,784)	1,950,380	983,275	42,892,063
MFS Blended Research Small Cap Equity Fund	177,659	(113,306)	173,681	362,401	10,360,386
MFS Blended Research Value Equity Fund	26,154	(789,016)	339,843	770,358	25,626,253
MFS Commodity Strategy Fund	(343,991)	(2,140,300)	—	630,440	20,237,246
MFS Emerging Markets Debt Fund	(22,231)	(30,010)	—	139,781	4,336,595
MFS Emerging Markets Debt Local Currency Fund	(33,074)	(68,109)	—	99,896	2,918,256
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(31,880)	$(259,901)	$—	$30,710	$3,694,904
MFS Global Bond Fund	(10,835)	(21,868)	—	46,602	2,881,982
MFS Global Real Estate Fund	2,193	1,259,880	72,062	514,133	20,954,588
MFS Growth Fund	461,850	69,811	876,093	68,662	25,702,171
MFS High Income Fund	(12,150)	(76,792)	—	249,523	7,218,858
MFS Inflation-Adjusted Bond Fund	(91,747)	(184,324)	—	353,229	14,460,543
MFS Institutional Money Market Portfolio	(12)	(2)	—	1,392	93,127
MFS International Growth Fund	(18,220)	(1,048,269)	292,725	231,801	13,865,576
MFS International New Discovery Fund	(50,684)	(1,830,098)	708,657	172,150	14,552,595
MFS International Value Fund	(24,803)	(1,111,241)	375,427	222,333	13,816,479
MFS Mid Cap Growth Fund	727,320	(228,375)	810,438	—	21,390,510
MFS Mid Cap Value Fund	(33,329)	(1,364,471)	686,016	491,214	21,294,102
MFS New Discovery Fund	150,725	(776,085)	570,862	290,383	5,172,736
MFS New Discovery Value Fund	13,979	(230,503)	165,550	179,422	5,167,851
MFS Research Fund	60,841	(1,191,525)	1,551,997	286,260	17,641,347
MFS Research International Fund	(26,175)	(2,304,928)	121,573	739,519	16,754,664
MFS Total Return Bond Fund	(89,433)	143,443	—	266,629	11,573,219
MFS Value Fund	(3,497)	(312,684)	326,903	422,919	25,616,613
	$611,103	$(24,672,239)	$12,754,859	$10,063,485	$440,069,134

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2045 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.9%
MFS Inflation-Adjusted Bond Fund - Class R6	450,960	$ 4,509,595
MFS Total Return Bond Fund - Class R6	431,055	4,504,525
		$ 9,014,120
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	143,055	$ 1,841,119
MFS Blended Research International Equity Fund - Class R6	1,903,907	19,971,984
MFS Emerging Markets Equity Fund - Class R6	52,475	1,826,119
MFS International Growth Fund - Class R6	201,778	6,335,826
MFS International New Discovery Fund - Class R6	225,931	7,220,766
MFS International Value Fund - Class R6	160,345	6,322,390
MFS Research International Fund - Class R6	434,127	7,232,559
		$ 50,750,763
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	1,685,798	$ 8,985,304
MFS Global Real Estate Fund - Class R6	567,532	9,211,049
		$ 18,196,353
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	290,333	$ 7,261,226
MFS Blended Research Growth Equity Fund - Class R6	835,908	10,933,674
MFS Blended Research Mid Cap Equity Fund - Class R6	1,671,134	18,248,785
MFS Blended Research Small Cap Equity Fund - Class R6	351,869	4,570,776
MFS Blended Research Value Equity Fund - Class R6	876,406	10,867,433
MFS Growth Fund - Class R6	106,363	10,909,695
MFS Mid Cap Growth Fund - Class R6	502,680	9,078,395
MFS Mid Cap Value Fund - Class R6	414,119	9,065,065
MFS New Discovery Fund - Class R6	83,374	2,276,949
MFS New Discovery Value Fund - Class R6	155,167	2,277,850
MFS Research Fund - Class R6	185,978	7,269,903
MFS Value Fund - Class R6	285,304	10,870,077
		$ 103,629,828
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.47% (v)	354,535	$ 354,500
Total Investment Companies		$ 181,945,564

Other Assets, Less Liabilities – (0.0)%		(57,390)
Net Assets – 100.0%		$ 181,888,174
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $181,945,564.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$181,945,564	$—	$—	$181,945,564
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	233,594	70,572	(13,833)	290,333
MFS Blended Research Emerging Markets Equity Fund	108,327	48,689	(13,961)	143,055
MFS Blended Research Growth Equity Fund	707,580	184,275	(55,947)	835,908
MFS Blended Research International Equity Fund	1,429,331	580,856	(106,280)	1,903,907
MFS Blended Research Mid Cap Equity Fund	1,362,664	376,827	(68,357)	1,671,134
MFS Blended Research Small Cap Equity Fund	306,507	69,440	(24,078)	351,869
MFS Blended Research Value Equity Fund	748,771	175,937	(48,302)	876,406
MFS Commodity Strategy Fund	1,335,908	555,294	(205,404)	1,685,798
MFS Emerging Markets Equity Fund	43,100	14,341	(4,966)	52,475
MFS Global Real Estate Fund	537,446	110,567	(80,481)	567,532
MFS Growth Fund	95,419	19,493	(8,549)	106,363
MFS Inflation-Adjusted Bond Fund	398,056	121,881	(68,977)	450,960
MFS Institutional Money Market Portfolio	320,116	4,118,346	(4,083,927)	354,535
MFS International Growth Fund	166,981	46,765	(11,968)	201,778
MFS International New Discovery Fund	176,450	61,359	(11,878)	225,931
MFS International Value Fund	131,560	37,515	(8,730)	160,345
MFS Mid Cap Growth Fund	450,933	89,998	(38,251)	502,680
MFS Mid Cap Value Fund	341,246	87,908	(15,035)	414,119
MFS New Discovery Fund	62,780	27,405	(6,811)	83,374
MFS New Discovery Value Fund	129,882	32,519	(7,234)	155,167
MFS Research Fund	151,881	42,047	(7,950)	185,978
MFS Research International Fund	334,557	118,239	(18,669)	434,127
MFS Total Return Bond Fund	389,221	110,855	(69,021)	431,055
MFS Value Fund	247,886	55,610	(18,192)	285,304
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(6,205)	$(534,653)	$457,934	$223,451	$7,261,226
MFS Blended Research Emerging Markets Equity Fund	(27,126)	(211,534)	35,744	48,704	1,841,119
MFS Blended Research Growth Equity Fund	(7,226)	(284,207)	426,211	264,760	10,933,674
MFS Blended Research International Equity Fund	(130,228)	(2,860,126)	642,247	523,586	19,971,984
MFS Blended Research Mid Cap Equity Fund	(60,556)	(1,060,764)	809,433	408,071	18,248,785
MFS Blended Research Small Cap Equity Fund	562	7,410	74,626	155,712	4,570,776
MFS Blended Research Value Equity Fund	(9,374)	(306,807)	140,527	318,548	10,867,433
MFS Commodity Strategy Fund	(50,650)	(985,337)	—	272,295	8,985,304
MFS Emerging Markets Equity Fund	(20,792)	(106,286)	—	14,678	1,826,119
MFS Global Real Estate Fund	(27,354)	566,725	30,932	220,690	9,211,049
MFS Growth Fund	3,202	195,132	358,941	27,256	10,909,695
MFS Inflation-Adjusted Bond Fund	(33,768)	(49,751)	—	108,153	4,509,595
MFS Institutional Money Market Portfolio	33	(24)	—	5,466	354,500
MFS International Growth Fund	(21,258)	(446,168)	129,199	102,309	6,335,826
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(39,414)	$(841,961)	$339,000	$82,351	$7,220,766
MFS International Value Fund	(17,826)	(483,862)	166,163	98,404	6,322,390
MFS Mid Cap Growth Fund	(4,753)	177,722	334,507	—	9,078,395
MFS Mid Cap Value Fund	(17,540)	(563,386)	285,041	204,101	9,065,065
MFS New Discovery Fund	(4,090)	(271,377)	242,309	123,256	2,276,949
MFS New Discovery Value Fund	(4,739)	(93,599)	70,504	76,556	2,277,850
MFS Research Fund	(7,632)	(452,906)	621,625	114,657	7,269,903
MFS Research International Fund	(23,358)	(936,842)	50,836	309,233	7,232,559
MFS Total Return Bond Fund	(34,303)	57,245	—	99,816	4,504,525
MFS Value Fund	(16,306)	(116,991)	134,928	172,047	10,870,077
	$(560,701)	$(9,602,347)	$5,350,707	$3,974,100	$181,945,564

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2050 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	567,730	$ 5,677,307
MFS Total Return Bond Fund - Class R6	542,903	5,673,336
		$ 11,350,643
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	179,161	$ 2,305,799
MFS Blended Research International Equity Fund - Class R6	2,385,454	25,023,417
MFS Emerging Markets Equity Fund - Class R6	65,684	2,285,799
MFS International Growth Fund - Class R6	253,318	7,954,184
MFS International New Discovery Fund - Class R6	283,820	9,070,901
MFS International Value Fund - Class R6	201,293	7,936,966
MFS Research International Fund - Class R6	544,851	9,077,218
		$ 63,654,284
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,121,748	$ 11,308,914
MFS Global Real Estate Fund - Class R6	711,399	11,546,009
		$ 22,854,923
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	364,293	$ 9,110,974
MFS Blended Research Growth Equity Fund - Class R6	1,048,600	13,715,684
MFS Blended Research Mid Cap Equity Fund - Class R6	2,092,360	22,848,567
MFS Blended Research Small Cap Equity Fund - Class R6	440,072	5,716,529
MFS Blended Research Value Equity Fund - Class R6	1,100,944	13,651,708
MFS Growth Fund - Class R6	133,458	13,688,798
MFS Mid Cap Growth Fund - Class R6	630,863	11,393,387
MFS Mid Cap Value Fund - Class R6	519,381	11,369,256
MFS New Discovery Fund - Class R6	104,509	2,854,131
MFS New Discovery Value Fund - Class R6	194,093	2,849,289
MFS Research Fund - Class R6	233,461	9,125,993
MFS Value Fund - Class R6	358,267	13,649,976
		$ 129,974,292
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.47% (v)	335,153	$ 335,119
Total Investment Companies		$ 228,169,261

Other Assets, Less Liabilities – (0.0)%		(67,359)
Net Assets – 100.0%		$ 228,101,902
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $228,169,261.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$228,169,261	$—	$—	$228,169,261
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	299,645	80,234	(15,586)	364,293
MFS Blended Research Emerging Markets Equity Fund	139,191	56,818	(16,848)	179,161
MFS Blended Research Growth Equity Fund	907,316	209,416	(68,132)	1,048,600
MFS Blended Research International Equity Fund	1,834,193	691,461	(140,200)	2,385,454
MFS Blended Research Mid Cap Equity Fund	1,747,444	443,853	(98,937)	2,092,360
MFS Blended Research Small Cap Equity Fund	393,075	86,921	(39,924)	440,072
MFS Blended Research Value Equity Fund	960,196	196,313	(55,565)	1,100,944
MFS Commodity Strategy Fund	1,710,950	620,473	(209,675)	2,121,748
MFS Emerging Markets Equity Fund	55,390	16,162	(5,868)	65,684
MFS Global Real Estate Fund	690,240	117,913	(96,754)	711,399
MFS Growth Fund	122,417	21,875	(10,834)	133,458
MFS Inflation-Adjusted Bond Fund	510,453	141,600	(84,323)	567,730
MFS Institutional Money Market Portfolio	330,470	4,298,237	(4,293,554)	335,153
MFS International Growth Fund	214,254	51,974	(12,910)	253,318
MFS International New Discovery Fund	226,441	70,890	(13,511)	283,820
MFS International Value Fund	168,661	41,084	(8,452)	201,293
MFS Mid Cap Growth Fund	578,630	106,004	(53,771)	630,863
MFS Mid Cap Value Fund	437,481	99,031	(17,131)	519,381
MFS New Discovery Fund	80,533	34,060	(10,084)	104,509
MFS New Discovery Value Fund	166,485	37,918	(10,310)	194,093
MFS Research Fund	194,813	46,708	(8,060)	233,461
MFS Research International Fund	429,357	133,476	(17,982)	544,851
MFS Total Return Bond Fund	499,304	129,900	(86,301)	542,903
MFS Value Fund	317,930	59,447	(19,110)	358,267
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(8,804)	$(672,208)	$579,401	$282,723	$9,110,974
MFS Blended Research Emerging Markets Equity Fund	(31,543)	(270,899)	45,224	61,621	2,305,799
MFS Blended Research Growth Equity Fund	1,003	(362,776)	540,187	335,561	13,715,684
MFS Blended Research International Equity Fund	(174,738)	(3,599,656)	812,052	662,019	25,023,417
MFS Blended Research Mid Cap Equity Fund	(90,365)	(1,311,466)	1,024,625	516,559	22,848,567
MFS Blended Research Small Cap Equity Fund	13,124	3,771	94,463	197,106	5,716,529
MFS Blended Research Value Equity Fund	(10,354)	(387,641)	177,552	402,474	13,651,708
MFS Commodity Strategy Fund	(53,308)	(1,263,311)	—	342,884	11,308,914
MFS Emerging Markets Equity Fund	(22,296)	(137,945)	—	18,593	2,285,799
MFS Global Real Estate Fund	(31,645)	717,825	38,973	278,055	11,546,009
MFS Growth Fund	20,336	235,417	456,782	34,735	13,688,798
MFS Inflation-Adjusted Bond Fund	(40,845)	(63,994)	—	136,369	5,677,307
MFS Institutional Money Market Portfolio	(36)	(38)	—	5,042	335,119
MFS International Growth Fund	(20,788)	(563,383)	163,444	129,427	7,954,184
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(42,297)	$(1,062,422)	$428,099	$103,996	$9,070,901
MFS International Value Fund	(13,796)	(612,437)	209,695	124,184	7,936,966
MFS Mid Cap Growth Fund	40,050	194,198	424,163	—	11,393,387
MFS Mid Cap Value Fund	(15,454)	(708,839)	358,884	256,975	11,369,256
MFS New Discovery Fund	30	(347,599)	308,860	157,109	2,854,131
MFS New Discovery Value Fund	(4,993)	(114,230)	88,763	96,350	2,849,289
MFS Research Fund	2,093	(580,808)	787,358	145,226	9,125,993
MFS Research International Fund	(16,339)	(1,191,696)	64,226	390,683	9,077,218
MFS Total Return Bond Fund	(42,222)	71,855	—	125,849	5,673,336
MFS Value Fund	(13,582)	(150,310)	170,656	216,660	13,649,976
	$(556,769)	$(12,178,592)	$6,773,407	$5,020,200	$228,169,261

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2055 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	238,294	$ 2,382,944
MFS Total Return Bond Fund - Class R6	227,946	2,382,033
		$ 4,764,977
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	75,013	$ 965,421
MFS Blended Research International Equity Fund - Class R6	1,000,411	10,494,315
MFS Emerging Markets Equity Fund - Class R6	27,481	956,349
MFS International Growth Fund - Class R6	106,283	3,337,280
MFS International New Discovery Fund - Class R6	119,251	3,811,244
MFS International Value Fund - Class R6	84,588	3,335,291
MFS Research International Fund - Class R6	228,819	3,812,128
		$ 26,712,028
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	893,078	$ 4,760,105
MFS Global Real Estate Fund - Class R6	297,426	4,827,232
		$ 9,587,337
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	152,622	$ 3,817,063
MFS Blended Research Growth Equity Fund - Class R6	438,639	5,737,404
MFS Blended Research Mid Cap Equity Fund - Class R6	873,781	9,541,687
MFS Blended Research Small Cap Equity Fund - Class R6	183,780	2,387,308
MFS Blended Research Value Equity Fund - Class R6	461,523	5,722,886
MFS Growth Fund - Class R6	55,843	5,727,769
MFS Mid Cap Growth Fund - Class R6	264,125	4,770,106
MFS Mid Cap Value Fund - Class R6	217,824	4,768,164
MFS New Discovery Fund - Class R6	43,678	1,192,839
MFS New Discovery Value Fund - Class R6	81,236	1,192,539
MFS Research Fund - Class R6	97,676	3,818,155
MFS Value Fund - Class R6	150,205	5,722,819
		$ 54,398,739
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.47% (v)	231,351	$ 231,327
Total Investment Companies		$ 95,694,408

Other Assets, Less Liabilities – (0.0)%		(39,354)
Net Assets – 100.0%		$ 95,655,054
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $95,694,408.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$95,694,408	$—	$—	$95,694,408
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	115,000	50,345	(12,723)	152,622
MFS Blended Research Emerging Markets Equity Fund	53,144	30,991	(9,122)	75,013
MFS Blended Research Growth Equity Fund	348,639	132,304	(42,304)	438,639
MFS Blended Research International Equity Fund	703,007	381,819	(84,415)	1,000,411
MFS Blended Research Mid Cap Equity Fund	671,364	265,862	(63,445)	873,781
MFS Blended Research Small Cap Equity Fund	150,949	50,283	(17,452)	183,780
MFS Blended Research Value Equity Fund	368,549	129,298	(36,324)	461,523
MFS Commodity Strategy Fund	655,689	367,357	(129,968)	893,078
MFS Emerging Markets Equity Fund	21,162	9,810	(3,491)	27,481
MFS Global Real Estate Fund	264,565	85,444	(52,583)	297,426
MFS Growth Fund	46,966	15,823	(6,946)	55,843
MFS Inflation-Adjusted Bond Fund	195,356	85,074	(42,136)	238,294
MFS Institutional Money Market Portfolio	222,800	2,200,142	(2,191,591)	231,351
MFS International Growth Fund	81,851	34,378	(9,946)	106,283
MFS International New Discovery Fund	86,813	42,510	(10,072)	119,251
MFS International Value Fund	64,593	27,694	(7,699)	84,588
MFS Mid Cap Growth Fund	222,341	69,797	(28,013)	264,125
MFS Mid Cap Value Fund	167,876	63,867	(13,919)	217,824
MFS New Discovery Fund	30,895	17,360	(4,577)	43,678
MFS New Discovery Value Fund	63,969	22,934	(5,667)	81,236
MFS Research Fund	74,763	29,609	(6,696)	97,676
MFS Research International Fund	164,490	82,696	(18,367)	228,819
MFS Total Return Bond Fund	191,143	78,696	(41,893)	227,946
MFS Value Fund	122,164	40,670	(12,629)	150,205
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(20,913)	$(266,385)	$236,933	$115,613	$3,817,063
MFS Blended Research Emerging Markets Equity Fund	(18,952)	(101,950)	18,380	25,044	965,421
MFS Blended Research Growth Equity Fund	(20,442)	(143,773)	220,358	136,885	5,737,404
MFS Blended Research International Equity Fund	(118,172)	(1,418,138)	329,958	268,995	10,494,315
MFS Blended Research Mid Cap Equity Fund	(62,543)	(537,082)	418,119	210,793	9,541,687
MFS Blended Research Small Cap Equity Fund	(10,345)	3,881	38,735	80,823	2,387,308
MFS Blended Research Value Equity Fund	(12,364)	(152,462)	72,531	164,415	5,722,886
MFS Commodity Strategy Fund	(38,026)	(482,880)	—	137,531	4,760,105
MFS Emerging Markets Equity Fund	(16,361)	(48,307)	—	7,528	956,349
MFS Global Real Estate Fund	(21,043)	302,844	15,644	111,617	4,827,232
MFS Growth Fund	(15,404)	109,498	185,013	13,691	5,727,769
MFS Inflation-Adjusted Bond Fund	(19,337)	(23,974)	—	55,487	2,382,944
MFS Institutional Money Market Portfolio	17	(14)	—	3,564	231,327
MFS International Growth Fund	(24,290)	(218,730)	66,124	52,361	3,337,280
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(37,101)	$(419,178)	$175,086	$42,533	$3,811,244
MFS International Value Fund	(21,360)	(238,268)	84,902	50,280	3,335,291
MFS Mid Cap Growth Fund	(20,163)	97,910	172,247	—	4,770,106
MFS Mid Cap Value Fund	(19,733)	(282,622)	146,103	104,616	4,768,164
MFS New Discovery Fund	(9,984)	(137,611)	125,683	63,931	1,192,839
MFS New Discovery Value Fund	(6,267)	(47,771)	36,110	39,217	1,192,539
MFS Research Fund	(9,418)	(229,985)	319,591	58,948	3,818,155
MFS Research International Fund	(32,526)	(463,646)	26,234	159,583	3,812,128
MFS Total Return Bond Fund	(20,596)	32,180	—	51,278	2,382,033
MFS Value Fund	(18,083)	(49,671)	69,675	88,420	5,722,819
	$(593,406)	$(4,716,134)	$2,757,426	$2,043,153	$95,694,408

4

Quarterly Report
January 31, 2019
MFS®  Lifetime®  2060 Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	19,138	$ 191,376
MFS Total Return Bond Fund - Class R6	18,309	191,332
		$ 382,708
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	5,962	$ 76,725
MFS Blended Research International Equity Fund - Class R6	80,209	841,390
MFS Emerging Markets Equity Fund - Class R6	2,207	76,795
MFS International Growth Fund - Class R6	8,528	267,770
MFS International New Discovery Fund - Class R6	9,570	305,874
MFS International Value Fund - Class R6	6,786	267,593
MFS Research International Fund - Class R6	18,358	305,849
		$ 2,141,996
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	71,711	$ 382,221
MFS Global Real Estate Fund - Class R6	23,565	382,461
		$ 764,682
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	12,242	$ 306,166
MFS Blended Research Growth Equity Fund - Class R6	35,216	460,625
MFS Blended Research Mid Cap Equity Fund - Class R6	70,078	765,250
MFS Blended Research Small Cap Equity Fund - Class R6	14,730	191,346
MFS Blended Research Value Equity Fund - Class R6	37,033	459,202
MFS Growth Fund - Class R6	4,487	460,234
MFS Mid Cap Growth Fund - Class R6	21,190	382,694
MFS Mid Cap Value Fund - Class R6	17,474	382,511
MFS New Discovery Fund - Class R6	3,507	95,775
MFS New Discovery Value Fund - Class R6	6,514	95,619
MFS Research Fund - Class R6	7,848	306,779
MFS Value Fund - Class R6	12,051	459,159
		$ 4,365,360
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.47% (v)	12,193	$ 12,192
Total Investment Companies		$ 7,666,938

Other Assets, Less Liabilities – 0.1%		4,311
Net Assets – 100.0%		$ 7,671,249
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $7,666,938.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,666,938	$—	$—	$7,666,938
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	5,214	9,327	(2,299)	12,242
MFS Blended Research Emerging Markets Equity Fund	2,401	4,880	(1,319)	5,962
MFS Blended Research Growth Equity Fund	15,809	25,998	(6,591)	35,216
MFS Blended Research International Equity Fund	31,840	63,404	(15,035)	80,209
MFS Blended Research Mid Cap Equity Fund	30,463	52,824	(13,209)	70,078
MFS Blended Research Small Cap Equity Fund	6,848	10,648	(2,766)	14,730
MFS Blended Research Value Equity Fund	16,705	26,165	(5,837)	37,033
MFS Commodity Strategy Fund	29,616	55,014	(12,919)	71,711
MFS Emerging Markets Equity Fund	955	1,695	(443)	2,207
MFS Global Real Estate Fund	11,813	16,725	(4,973)	23,565
MFS Growth Fund	2,126	3,227	(866)	4,487
MFS Inflation-Adjusted Bond Fund	8,807	14,469	(4,138)	19,138
MFS Institutional Money Market Portfolio	10,026	1,688,854	(1,686,687)	12,193
MFS International Growth Fund	3,694	6,370	(1,536)	8,528
MFS International New Discovery Fund	3,933	7,321	(1,684)	9,570
MFS International Value Fund	2,925	5,004	(1,143)	6,786
MFS Mid Cap Growth Fund	10,087	15,112	(4,009)	21,190
MFS Mid Cap Value Fund	7,607	12,683	(2,816)	17,474
MFS New Discovery Fund	1,400	2,793	(686)	3,507
MFS New Discovery Value Fund	2,901	4,752	(1,139)	6,514
MFS Research Fund	3,388	5,664	(1,204)	7,848
MFS Research International Fund	7,450	14,018	(3,110)	18,358
MFS Total Return Bond Fund	8,637	13,669	(3,997)	18,309
MFS Value Fund	5,544	8,354	(1,847)	12,051
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(8,447)	$(15,978)	$17,105	$8,347	$306,166
MFS Blended Research Emerging Markets Equity Fund	(3,243)	(2,350)	1,302	1,773	76,725
MFS Blended Research Growth Equity Fund	(10,717)	(8,716)	15,952	9,909	460,625
MFS Blended Research International Equity Fund	(28,191)	(59,426)	23,394	19,075	841,390
MFS Blended Research Mid Cap Equity Fund	(19,811)	(24,498)	30,167	15,209	765,250
MFS Blended Research Small Cap Equity Fund	(4,275)	(314)	2,806	5,854	191,346
MFS Blended Research Value Equity Fund	(6,336)	(7,580)	5,224	11,842	459,202
MFS Commodity Strategy Fund	(7,120)	(25,641)	—	10,799	382,221
MFS Emerging Markets Equity Fund	(2,332)	247	—	600	76,795
MFS Global Real Estate Fund	(1,939)	20,444	1,112	7,935	382,461
MFS Growth Fund	(7,269)	6,594	13,188	671	460,234
MFS Inflation-Adjusted Bond Fund	(1,770)	(52)	—	3,374	191,376
MFS Institutional Money Market Portfolio	(6)	(1)	—	308	12,192
MFS International Growth Fund	(6,153)	(9,872)	5,298	4,195	267,770

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(8,930)	$(20,334)	$13,912	$3,380	$305,874
MFS International Value Fund	(5,453)	(12,581)	6,775	4,012	267,593
MFS Mid Cap Growth Fund	(8,457)	5,788	13,702	—	382,694
MFS Mid Cap Value Fund	(9,459)	(14,422)	11,674	8,360	382,511
MFS New Discovery Fund	(4,894)	(8,769)	10,029	5,101	95,775
MFS New Discovery Value Fund	(2,635)	(2,339)	2,535	2,821	95,619
MFS Research Fund	(7,988)	(15,890)	25,374	4,681	306,779
MFS Research International Fund	(8,990)	(23,009)	2,083	12,667	305,849
MFS Total Return Bond Fund	(1,560)	3,286	—	3,061	191,332
MFS Value Fund	(6,787)	(831)	5,179	5,441	459,159
	$(172,762)	$(216,244)	$206,811	$149,415	$7,666,938

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.